Offerings - Offering: 1	Sep. 17, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 6,463,862,976.73
Fee Rate	0.01476%
Amount of Registration Fee	$ 954,066.18
Offering Note	(1) Estimated for purposes of calculating the filing fee only. The transaction valuation was calculated by multiplying the product of (i) USD $46.50, which is the cash offer price for the shares of common stock of Squarespace, Inc., consisting of (1) Class A Common Stock, par value $0.0001 per share, (2) Class B Common Stock, par value $0.0001 per share and (3) Class C Common Stock, par value $0.0001 per share (collectively, the "Shares") by (ii) 138,931,284 Shares issued and outstanding as of September 1, 2024, and 81,593 Shares reserved for issuance upon the exercise of options. (2) The amount of the filing fee, calculated in accordance with Rule 0-11 of the Exchange Act, was calculated by multiplying $6,463,862,976.73 by 0.00014760. (3) Permira previously paid U.S. $19,760.14 upon the filing of its combined Tender Offer Statement and Rule 13e-3 Transaction Statement filed under cover of Schedule TO on September 11, 2023, in connection with the transaction reported hereby.